Related Party Transactions - Schedule of Accounts Receivable from Related Parties (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Accounts receivable from related parties	$ 559,465	$ 244,764
Linsun Smart Technology Co Ltd [Member]
Accounts receivable from related parties		92,563
Dogness Network Technology Co Ltd [Member]
Accounts receivable from related parties	$ 559,465	$ 152,201